Convertible debentures payable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Convertible debentures payable [Abstract]
Convertible Debentures payable
6. Convertible debentures payable

On June 23, 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Peak One Opportunity Fund, L.P., a Delaware limited partnership (“Peak One”), under which the Company has the right, subject to the terms and conditions of the Securities Purchase Agreement, to issue up to three convertible debentures each in the face amount of $125,000. . Each debenture is payable in full on the third anniversary of the date of issue (the “maturity date”). Each debenture provides for a discount of $12,500 upon issuance and sale and a zero percent stated interest rate. The Company issued the first debenture (the “Debenture”) to Peak One on June 23, 2014. The Company paid Peak One $10,000 for legal and other costs, that were deducted from the proceeds of issuance. The Securities Purchase Agreement also provided for the issuance of 75,000 shares of the Company’s Common Stock to an affiliate of Peak One upon the issuance of the Debenture. These shares were issued and valued at $.49 per share, which was the closing price of the Company’s Common Stock on the date of issuance. The Debenture provides Peak One with the option to convert any outstanding balance under the Debenture into shares of Common Stock of the Company at 65% of the lowest closing price of the Company’s Common Stock during the twenty trading days prior to conversion. This conversion price constitutes a beneficial conversion feature (“BCF”) that was valued at $67,308 on the date of issuance. The Company accounted for the BCF as a reduction of the balance of the related debt at the date of issuance and as an additional cost that is to be treated as noncash interest. The total costs of issuance were $126,558, including the value of 75,000 shares of the Company’s Common Stock issued, the discount and the BCF, which are treated as interest, and the legal and other costs that are treated as loan costs. The Company has expensed these costs currently due to the fact that the option to convert into shares rests solely with Peak One. Of the total costs associated with the Securities Purchase Agreement, $116,558 was charged to interest expense and $10,000 of loan costs was included in general and administrative expenses. Following the issuance of the Debenture, the Company registered 1,227,416 shares of its Common Stock in connection with Peak One’s conversion rights.

At June 30, 2014, the unpaid balance of the Debenture was $125,000 and was included in long-term debt. On July 18, 2014, Peak One converted $30,000 of the Debenture into 177,514 shares of the Company’s Common Stock. On August 5, 2014, Peak One converted an additional $30,000 of the Debenture into 209,795 shares of the Company’s Common Stock. On September 2, 2014, the Company repaid the outstanding amount of the debenture that it had issued to Peak One Opportunity Fund, L.P. on June 23, 2014. On September 3, 2014 the Company and Peak One Opportunity Fund, L.P. terminated the Securities Purchase Agreement, dated June 23, 2014.

6. Convertible debentures payable

On June 23, 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Peak One Opportunity Fund, L.P., a Delaware limited partnership (“Peak One”), under which the Company has the right, subject to the terms and conditions of the Securities Purchase Agreement, to issue up to three convertible debentures each in the face amount of $125,000. . Each debenture is payable in full on the third anniversary of the date of issue (the “maturity date”). Each debenture provides for a discount of $12,500 upon issuance and sale and a zero percent stated interest rate. The Company issued the first debenture (the “Debenture”) to Peak One on June 23, 2014. The Company paid Peak One $10,000 for legal and other costs, that were deducted from the proceeds of issuance. The Securities Purchase Agreement also provided for the issuance of 75,000 shares of the Company’s Common Stock to an affiliate of Peak One upon the issuance of the Debenture. These shares were issued and valued at $.49 per share, which was the closing price of the Company’s Common Stock on the date of issuance. The Debenture provides Peak One with the option to convert any outstanding balance under the Debenture into shares of Common Stock of the Company at 65% of the lowest closing price of the Company’s Common Stock during the twenty trading days prior to conversion. This conversion price constitutes a beneficial conversion feature (“BCF”) that was valued at $67,308 on the date of issuance. The Company accounted for the BCF as a reduction of the balance of the related debt at the date of issuance and as an additional cost that is to be treated as noncash interest. The total costs of issuance were $126,558, including the value of 75,000 shares of the Company’s Common Stock issued, the discount and the BCF, which are treated as interest, and the legal and other costs that are treated as loan costs. The Company has expensed these costs currently due to the fact that the option to convert into shares rests solely with Peak One. Of the total costs associated with the Securities Purchase Agreement, $116,558 was charged to interest expense and $10,000 of loan costs was included in general and administrative expenses. Following the issuance of the Debenture, the Company registered 1,227,416 shares of its Common Stock in connection with Peak One’s conversion rights.

At June 30, 2014, the unpaid balance of the Debenture was $125,000 and was included in long-term debt. On July 18, 2014, Peak One converted $30,000 of the Debenture into 177,514 shares of the Company’s Common Stock. On August 5, 2014, Peak One converted an additional $30,000 of the Debenture into 209,795 shares of the Company’s Common Stock. On September 2, 2014, the Company repaid the outstanding amount of the debenture that it had issued to Peak One Opportunity Fund, L.P. on June 23, 2014. On September 3, 2014 the Company and Peak One Opportunity Fund, L.P. terminated the Securities Purchase Agreement, dated June 23, 2014.